Inventories (Tables)	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Schedule of Inventory
A summary of the Company's inventories is shown below:

	December 31,
	2016	2015
Supplies	$4,020,670	$4,421,244
Raw materials	75,971	47,701
Work in process	205,450	233,719
Finished goods	1,822,110	2,824,859
Total inventory	$6,124,201	$7,527,523